J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

(each, a “Fund”)

(each, a series of JPMorgan Exchange-Traded Fund Trust)

Supplement dated October 4, 2021

to the Summary Prospectuses and Prospectus dated July 1, 2021

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

JPMorgan Corporate Bond Research Enhanced ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2018	Managing Director
Lorenzo Napolitano	2018	Executive Director
Naveen Kumar	2021	Executive Director
Qiwei Zhu	2021	Executive Director
Sameer Iqbal	2018	Vice President

JPMorgan High Yield Research Enhanced ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
James P. Shanahan	2016	Managing Director
Naveen Kumar	2021	Executive Director
Qiwei Zhu	2021	Executive Director
Alexander Sammarco	2016	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

JPMorgan Corporate Bond Research Enhanced ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder, Lorenzo Napolitano, Executive Director and CFA charterholder, Naveen Kumar, Executive Director, Qiwei Zhu, Executive Director and CFA charterholder and Sameer Iqbal, Vice President. Ms. Coleman, Mr. Napolitano, Mr. Kumar, Mr. Zhu and Mr. Iqbal are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, and the overweights and underweights of the Fund’s portfolio versus the benchmark. Ms. Coleman, Mr. Napolitano, Mr. Kumar, Mr. Zhu and Mr. Iqbal are assisted by regional sector and research teams who help formulate the macro credit, sector and security strategies of the Fund.

SUP-FIETF-1021

Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee JPMIM since 2008, Ms. Coleman is the Global Head of the Investment Grade Corporate Credit team within the GFICC Team. Mr. Napolitano is a member of GFICC and a portfolio manager within the Investment Grade Corporate Credit Team. Prior to joining the firm in 2012, he was an associate portfolio manager at Lord, Abbett & Co. LLC where he traded and provided research analysis for institutional and retail portfolios within Investment Grade Credit. Mr. Kumar, Executive Director of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Zhu is a member of GFICC and a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk. Mr. Iqbal is a member of GFICC and a portfolio manager within the Investment Grade Corporate Credit Team. Prior to joining the team, he was a fixed income analyst at J.P. Morgan Private Bank, where he assisted in the creation and maintenance of discretionary fixed income strategies spanning investment grade and high yield fixed income markets. Mr. Iqbal has been with the firm for 5 years.

JPMorgan High Yield Research Enhanced ETF

James P. Shanahan, Managing Director, Naveen Kumar, Executive Director, Qiwei Zhu, Executive Director and CFA charterholder and Alexander Sammarco, Executive Director, serve on the portfolio management team of the Fund. Mr. Shanahan and Mr. Sammarco are responsible for making investments for the Fund from the universe of corporate debt securities and rankings identified by the security selection process as well as making adjustments to manage issuer, sector and regional diversification within the portfolio. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986. He is a portfolio manager for high yield and leveraged loan products. Mr. Kumar, Executive Director of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Zhu, is a member of GFICC and is a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk. Mr. Sammarco currently serves as a senior special situations analyst for JPMIM’s Cincinnati High Yield team. Prior to joining the firm in 2013, Mr. Sammarco was at Stark Investments, a global multi-strategy hedge fund, where he served as a senior member of the investment team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

(each, a “Fund”)

(each, a series of JPMorgan Exchange-Traded Fund Trust)

Supplement dated October 4, 2021

to the Statement of Additional Information dated July 1, 2021

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section with respect to each Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio managers as of February 28, 2021:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Research Enhanced ETF
Lisa Coleman	13	$25,602,351	19	$23,480,201	24	$36,751,133
Lorenzo Napolitano	12	8,317,122	20	15,180,664	32	45,005,759
Naveen Kumar**	8	2,395,772	19	6,050,993	9	1,172,422
Qiwei Zhu**	0	0	0	0	0	0
Sameer Iqbal	0	0	1	95,217	20	42,457,284

High Yield Research Enhanced ETF
James P. Shanahan	21	13,690,904	23	4,465,159	30	2,950,226
Naveen Kumar**	8	2,395,772	19	6,050,993	9	1,172,422
Qiwei Zhu**	0	0	0	0	0	0
Alexander Sammarco	11	2,884,996	10	1,798,678	20	2,100,870

The following table shows information regarding the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2021:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Research Enhanced ETF
Lisa Coleman	0	$0	0	$0	1	$295,063
Lorenzo Napolitano	0	0	0	0	1	295,063
Naveen Kumar**	0	0	0	0	2	141,735
Qiwei Zhu**	0	0	0	0	0	0
Sameer Iqbal	0	0	0	0	0	0

High Yield Research Enhanced ETF
James P. Shanahan	0	0	0	0	1	493,977
Naveen Kumar**	0	0	0	0	2	141,735
Qiwei Zhu**	0	0	0	0	0	0
Alexander Sammarco	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of July 31, 2021.

SUP-FIETF-1021

In addition, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to each Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2021. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Corporate Bond Research Enhanced ETF
Lisa Coleman	X
Lorenzo Napolitano	X
Naveen Kumar*	X
Qiwei Zhu*	X
Sameer Iqbal		X

High Yield Research Enhanced ETF
James P. Shanahan					X
Naveen Kumar*	X
Qiwei Zhu*	X
Alexander Sammarco	X

*	As of July 31, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE